Schedule of purchase consideration to the total fair value of net assets acquired (Details) (Parenthetical) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Mar. 20, 2024
IfrsStatementLineItems [Line Items]
Restricted cash, current	$ 2,095
Solar Flow Through Funsd Ltd [member]
IfrsStatementLineItems [Line Items]
Restricted cash, net			$ 6,517
Restricted cash, current			2,630
Restricted cash, non-current			$ 3,887